Carne Large Cap Value Fund
Carne Large Cap Value Fund
Investment Objective
The investment objective of the Carne Large Cap Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Carne Large Cap Value Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Carne Large Cap Value Fund		Institutional Shares	Investor Shares
Management Fees		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.77%	1.11%
Total Annual Fund Operating Expenses		1.72%	2.31%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.06%)
Net Annual Fund Operating Expenses		1.72%	2.25%
[1]	Carne Capital, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional Shares and Investor Shares to 2.00% and 2.25%, respectively, through March 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Carne Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	175	542	933	2,030
Investor Shares	228	716	1,230	2,641

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock, warrants and American Depositary Receipts (“ADRs”). The Adviser considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index at the time of purchase. The Fund intends to invest primarily in securities that are undervalued and exhibit the likelihood of exceeding market returns. The Adviser seeks securities selling at discounts to their underlying values and then holds these securities until their market values reflect their intrinsic values. The Adviser anticipates that the Fund’s portfolio will consist of 25 to 100 positions, which may be invested in similar businesses.

The Adviser may sell out-of-the-money Standard & Poor’s 500 Composite Stock Index (the “Index” or the “S&P 500 Index”) call options as a principal investment strategy of the Fund. The Adviser believes that, over time, these S&P 500 Index options strategies will add to the performance and smooth the returns of the Fund by generating income to offset losses on portfolio securities in falling markets and limiting returns on portfolio securities in rising markets. In addition, the Fund may seek to achieve higher after tax returns by maximizing the amount of its long-term, relative to its short-term, gains.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of securities than do many other similar mutual funds, changes in the value of individual securities held by the Fund may have a larger impact on the Fund’s NAV than if the Fund were more broadly invested.

Index Call Option Risk. The Fund’s use of call options may result in a complete loss of principal. In addition, the value of the S&P 500 Index options written by the Fund will be affected by changes in the value and dividend rates of the stocks in that index, changes in the actual or perceived volatility of the stock market, the remaining time on the options and any reduced liquidity in the market for such options. Further, when a call option written by the Fund is exercised, the Fund is expected to forego any additional gains experienced by the index that is the subject of the option.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Sector Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than a fund that is not weighted in those sectors or industries.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart illustrates the variability of the Institutional Share's returns as of December 31, 2012. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares is lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Standard & Poor's 500 Index (the “S&P 500 Index”). Updated performance information is available at www.carnecapital.com or by calling (877) 356-9055 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 14.02% for the quarter ended December 31, 2011, and the lowest return was -15.56% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Carne Large Cap Value Fund	Label	1 Year	Since Inception	Inception Date
Institutional Shares	Return Before Taxes	15.29%	14.10%	Nov 2, 2009
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	13.83%	12.85%
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.90%	11.76%
Investor Shares	Return Before Taxes	14.62%	13.72%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Carne Large Cap Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Carne Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Carne Large Cap Value Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock, warrants and American Depositary Receipts (“ADRs”). The Adviser considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index at the time of purchase. The Fund intends to invest primarily in securities that are undervalued and exhibit the likelihood of exceeding market returns. The Adviser seeks securities selling at discounts to their underlying values and then holds these securities until their market values reflect their intrinsic values. The Adviser anticipates that the Fund’s portfolio will consist of 25 to 100 positions, which may be invested in similar businesses.

The Adviser may sell out-of-the-money Standard & Poor’s 500 Composite Stock Index (the “Index” or the “S&P 500 Index”) call options as a principal investment strategy of the Fund. The Adviser believes that, over time, these S&P 500 Index options strategies will add to the performance and smooth the returns of the Fund by generating income to offset losses on portfolio securities in falling markets and limiting returns on portfolio securities in rising markets. In addition, the Fund may seek to achieve higher after tax returns by maximizing the amount of its long-term, relative to its short-term, gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock, warrants and American Depositary Receipts (“ADRs”). The Adviser considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index at the time of purchase. The Fund intends to invest primarily in securities that are undervalued and exhibit the likelihood of exceeding market returns. The Adviser seeks securities selling at discounts to their underlying values and then holds these securities until their market values reflect their intrinsic values. The Adviser anticipates that the Fund’s portfolio will consist of 25 to 100 positions, which may be invested in similar businesses.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of securities than do many other similar mutual funds, changes in the value of individual securities held by the Fund may have a larger impact on the Fund’s NAV than if the Fund were more broadly invested.

Index Call Option Risk. The Fund’s use of call options may result in a complete loss of principal. In addition, the value of the S&P 500 Index options written by the Fund will be affected by changes in the value and dividend rates of the stocks in that index, changes in the actual or perceived volatility of the stock market, the remaining time on the options and any reduced liquidity in the market for such options. Further, when a call option written by the Fund is exercised, the Fund is expected to forego any additional gains experienced by the index that is the subject of the option.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Sector Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than a fund that is not weighted in those sectors or industries.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart illustrates the variability of the Institutional Share's returns as of December 31, 2012. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares is lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Standard & Poor's 500 Index (the “S&P 500 Index”). Updated performance information is available at www.carnecapital.com or by calling (877) 356-9055 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart illustrates the variability of the Institutional Share's returns as of December 31, 2012.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Standard & Poor's 500 Index (the “S&P 500 Index”).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-356-9055
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.carnecapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 14.02% for the quarter ended December 31, 2011, and the lowest return was -15.56% for the quarter ended September 30, 2011.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.02%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Carne Large Cap Value Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVLIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2010	rr_AnnualReturn2010	11.34%
Annual Return 2011	rr_AnnualReturn2011	8.32%
Annual Return 2012	rr_AnnualReturn2012	15.29%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.29%
Since Inception	rr_AverageAnnualReturnSinceInception	14.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Carne Large Cap Value Fund | Investor Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVLVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,641
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.62%
Since Inception	rr_AverageAnnualReturnSinceInception	13.72%
Carne Large Cap Value Fund | After Taxes on Distributions | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.85%
Carne Large Cap Value Fund | After Taxes on Distributions and Sales | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.90%
Since Inception	rr_AverageAnnualReturnSinceInception	11.76%
Carne Large Cap Value Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%

[1]	Carne Capital, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional Shares and Investor Shares to 2.00% and 2.25%, respectively, through March 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.